Condensed Financial Information of the Parent Company - Schedule of Condensed Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary shares
Schedule of Condensed Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	51,845,493	40,076,493
Ordinary shares, shares outstanding	51,645,493	39,876,493
Class B Ordinary shares
Schedule of Condensed Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	46,659,565	49,628,565
Ordinary shares, shares outstanding	46,659,565	49,628,565